AST Preservation Asset Allocation Portfolio Expense Example - AST Preservation Asset Allocation Portfolio - No Share Class	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 91
Expense Example, with Redemption, 3 Years	295
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	$ 1,150